Acquisitions-Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Guaranteed deferred business combination payments	$ 145.0
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Cash payments to acquire businesses	235.7
Guaranteed deferred business combination payments	145.0
Contingent consideration	23.0
Goodwill amount deductible for tax purpose	$ 0.0
2020 Acquisitions [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets	13 years
2020 Acquisitions [Member] | Trademarks and trade names [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets	12 years
2020 Acquisitions [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets	15 years